INVENTORIES	12 Months Ended
Mar. 31, 2026
Disclosure of Inventories [Abstract]
INVENTORIES	INVENTORIES

As at	March 31 2026	March 31 2025
Raw materials	$140,322	$145,110
Work in progress	91,466	105,836
Finished goods	63,418	69,226
	$295,206	$320,172
The amount charged to net income (loss) and included in cost of revenues for the write-down of inventories for valuation issues during the year ended March 31, 2026 was $13,356 (March 31, 2025 - $5,021). The amount of inventories carried at net realizable value as at March 31, 2026 was $20,992 (March 31, 2025 - $8,035). For the year ended March 31, 2026, the Company recognized expense related to cost of inventories of $988,453 (March 31, 2025 - $795,706) in cost of revenues in the consolidated statements of income (loss).